Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Customer Accounting for 10% or More of Segment Revenue

	Years Ended December 31,
	2025	2024	2023
Advertising
Net revenue	$2,327,796	$2,065,255	$1,792,991
Cost of revenue	982,003	868,675	809,785
Gross profit	1,345,793	1,196,580	983,206
Subscriptions
Net revenue	1,817,090	1,457,521	1,201,114
Cost of revenue	1,006,439	768,141	617,761
Gross profit	810,651	689,380	583,353
Devices
Net revenue	592,365	590,122	490,514
Cost of revenue	674,385	670,437	534,458
Gross profit	(82,020)	(80,315)	(43,944)
Total
Net revenue	4,737,251	4,112,898	3,484,619
Cost of revenue	2,662,827	2,307,253	1,962,004
Gross profit	$2,074,424	$1,805,645	$1,522,615
Subscriptions revenue for the year ended December 31, 2025, 2024, and 2023 was comprised of revenue from content distribution arrangements of $1.16 billion, $1.04 billion, and $870.5 million, respectively; sale of Premium Subscriptions of $576.0 million, $400.8 million, and $310.2 million, respectively; and revenue from other subscriptions services of $80.8 million, $13.7 million, and $20.4 million, respectively.
Schedule of Long-lived Assets by Geographic Areas
The following table presents long-lived assets, net, which consist primarily of property and equipment and operating lease right-of-use assets, by geographic area (in thousands):

	As of December 31,
	2025	2024
United States	$338,689	$401,464
United Kingdom	77,443	92,110
Other countries	17,786	24,621
Total	$433,918	$518,195